Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of September 30, 2023 and March 31, 2024, intangible assets, net consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Patents	$2,354,460	$2,379,145
Software	614,206	620,646
Subtotal	2,968,666	2,999,791
Accumulated amortization	(395,822)	(699,951)
Intangible assets, net	$2,572,844	$2,299,840

Schedule of Amortization of Intangible Asset	The following is a schedule, by fiscal years, of amortization of intangible assets as of March 31, 2024:
Years ending September 30,	Amount (Unaudited)
Remaining in fiscal year 2024	$300,558
2025	601,115
2026	601,115
2027	601,115
2028	195,937
Total	$2,299,840